Offerings - Offering: 1	Jul. 29, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock, $0.0001 par value per share
Amount Registered | shares	2,721,500
Proposed Maximum Offering Price per Unit	1.48
Maximum Aggregate Offering Price	$ 4,027,820.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 616.66
Offering Note	In accordance with Rule 416 under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. Consists of an additional 2,721,500 shares of Class A common stock, $0.0001 par value (the "Class A Common Stock") issuable under the Offerpad Solutions Inc. 2021 Incentive Award Plan (the "2021 Incentive Award Plan") pursuant to an amendment to the 2021 Incentive Award Plan that was approved by the Registrant's stockholders on July 30, 2025. Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act of 1933, as amended, and based upon the average of the high and low prices of Offerpad Solutions Inc.'s (the "Registrant") Class A Common Stock as reported on the New York Stock Exchange on July 29, 2025.